Share based compensation (Details 5) - Restricted Stock Units	12 Months Ended
	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Number Of Restricted Stock Units
Outstanding, Beginning	0	348,334	348,334	696,666
Granted	1,035,000
Common Shares Issued	0	(256,619)	(256,619)	(212,304)
Restricted stock unit, Payroll Withholdings Settled In Cash	0	(91,715)	(91,715)	(136,028)
Forfeited	(120,000)
Outstanding, Ending	915,000	0	0	348,334
Weighted Average Exercise Price
Outstanding, Beginning | $ / Shares | $ / shares	$ 0	$ 0.21		$ 0.61
Granted | $ / Shares | $ / shares	0.14	0		0
Common Shares Issued | $ / Shares | (per share)	0		$ (0.26)	(0.58)
Payroll Withholdings Settled In Cash | (per share)	0		$ (0.23)	(0.58)
Forfeited | $ / Shares | $ / shares	(0.14)
Outstanding, Ending | $ / Shares | $ / shares	$ 0.155	$ 0		$ 0.21